Investments (details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Investments disclosure
Proceeds from sales of fixed maturities classified as available for sale	$ 188	$ 421
Proceeds from sales of equity securities classified as available for sale	$ 21	$ 14